Financial instruments and risk management - Commodity price risk - Additional information (Detail) - Commodity price risk [Member] lb in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) lb	Dec. 31, 2016 USD ($) lb
Disclosure Of Financial Instruments [Line Items]
Description of hedging strategy	Rio Tinto’s exposure to commodity prices is diversified by virtue of its broad commodity base and the Group does not generally consider commodity price hedging would provide a long-term benefit to shareholders. The Group may hedge certain commitments with some of its customers or suppliers.
Copper [member]
Disclosure Of Financial Instruments [Line Items]
Quantity of unsettled copper sales | lb	250	235
Provisionally priced unsettled copper sales per pound	$ 3.04	$ 2.50
Increase (Decrease) in net earnings due to price change	$ 41,000,000	36,000,000
Aluminium [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage change in market price on commodity derivatives	10.00%
Reduction in net earnings	$ 221,000,000	144,000,000
Increase in net earnings	$ 212,000,000	$ 139,000,000